Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
National Corporate tax	28.00%	28.00%	30.00%
Inhabitant tax	6.00%	6.00%	6.00%
Enterprise tax	8.00%	8.00%	8.00%
Statutory income tax rate	38.30%	38.30%	40.90%
Decrease in provision for income taxes			¥ (6,641)
Net changes in total valuation allowance	9,838	(5,307)	(2,656)
Change in valuation allowance	(1,908)	(4,749)	4,303
Net operating loss carryforwards	¥ 387,269
Amended
Income Taxes [Line Items]
Tax loss carry-forward, period			9 years
Percentage of tax rate deductible from taxable income			80.00%
Before Amendment
Income Taxes [Line Items]
Tax loss carry-forward, period			7 years
Fiscal Years April 1, 2012 Through March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate			38.30%
Fiscal Years After April 1, 2015
Income Taxes [Line Items]
Statutory income tax rate			35.90%
Fiscal fears beginning April 1, 2014
Income Taxes [Line Items]
Statutory income tax rate	35.90%
Before fiscal years beginning on or after October 1, 2014
Income Taxes [Line Items]
Statutory income tax rate for national tax	23.60%
Statutory income tax rate for local tax	12.30%
Fiscal years beginning on or after October 1, 2014
Income Taxes [Line Items]
Statutory income tax rate for national tax	24.60%
Statutory income tax rate for local tax	11.30%